Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Financial Information Relating to the Group's Segments

The following table presents selected financial information relating to the Group’s segments for the six months ended June 30, 2025:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	RMB	US$
Freight forwarding services	157,747,090	4,087,698	-	(3,914,698)	157,920,090	22,060,192
Supply chain management	120,337,503	-	-	(66,315)	120,271,188	16,800,937
Other value-added services	2,437,027	-	-	-	2,437,027	340,433
Total revenues	280,521,620	4,087,698	-	(3,981,013)	280,628,305	39,201,562
Cost of revenues	(256,098,146)	(4,072,865)	-	3,915,873	(256,255,138)	(35,796,823)
Gross profit/(loss)	24,423,474	14,833	-	(65,140)	24,373,167	3,404,739
Operating expenses:
General and administrative expenses	(9,071,298)	(613,849)	(6,101,194)	67,387	(15,718,954)	(2,195,814)
Selling expenses	(9,082,773)	-	-	-	(9,082,773)	(1,268,792)
Provision for doubtful accounts, net	3,407,089	(124,628)	-	-	3,282,461	458,534
Lease termination gain	107,025	-	-	-	107,025	14,951
Research and development expenses	(625,657)	-	-	-	(625,657)	(87,399)
Total operating expenses	(15,265,614)	(738,477)	(6,101,194)	67,387	(22,037,898)	(3,078,520)
Operating profit /(loss)	9,157,860	(723,644)	(6,101,194)	2,247	2,335,269	326,219

Other income/(expenses):
Other income, net	527,424	-	-	-	527,424	73,677
Foreign exchange loss, net	(19,033)	(1,996)	(688,025)	(713,727)	(1,422,781)	(198,751)
Interest income (expenses), net	122,141	(1,275)	(19,688)	-	101,178	14,134
Total other income / (expenses), net	630,532	(3,271)	(707,713)	(713,727)	(794,179)	(110,940)
Income / (loss) before income tax expense	9,788,392	(726,915)	(6,808,907)	(711,480)	1,541,090	215,279
Share of income of equity method investees, net of tax of nil	-	180,815	-	-	180,815	25,258

Segment assets	170,649,992	15,457,513	3,296,320	-	189,403,825	26,458,220

The following table presents selected financial information relating to the Group’s segments for the six months ended June 30, 2024:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated
	RMB	RMB	RMB	RMB	RMB
Freight forwarding services	163,095,779	3,104,500	-	(2,856,405)	163,343,874
Supply chain management	105,500,404	-	-	-	105,500,404
Other value-added services	1,763,231	-	-	-	1,763,231
Total revenues	270,359,414	3,104,500	-	(2,856,405)	270,607,509
Cost of revenues	(273,774,502)	(2,512,274)	-	2,967,200	(273,319,576)
Gross (loss) /profit	(3,415,088)	592,226	-	110,795	(2,712,067)
Operating expenses:
General and administrative expenses	(8,850,059)	(570,746)	(2,424,171)	-	(11,844,976)
Selling expenses	(3,850,752)		-	-	(3,850,752)
Provision for doubtful accounts, net	1,843,490	(2,615)	-	-	1,840,875
Impairment charges on long-lived assets	(963,867)	-	-	-	(963,867)
Lease termination loss	(310,673)	-	-	-	(310,673)
Research and development expenses	(502,278)	-	-	-	(502,278)
Total operating expenses	(12,634,139)	(573,361)	(2,424,171)	-	(15,631,671)
Operating (loss) /profit	(16,049,227)	18,865	(2,424,171)	110,795	(18,343,738)

Other income/(expenses):
Other income, net	80,754	(6,272)	-	-	74,482
Foreign exchange loss, net	(1,721,464)	-	-	1,256,674	(464,790)
Interest expenses, net	(1,219,232)	(3,215)	(30,034)	-	(1,252,481)
Total other (expenses) / income, net	(2,859,942)	(9,487)	(30,034)	1,256,674	(1,642,789)
(Loss) / Income before income tax expense	(18,909,169)	9,378	(2,454,205)	1,367,469	(19,986,527)

Segment assets	91,903,596	1,136,702	310,450	-	93,350,748